LEGAL FEES	12 Months Ended
Dec. 31, 2015
LAT PARMA LLC
LEGAL FEES

NOTE 4: LEGAL FEES

The company incurred an expense for legal fees in the amount of $7,735 for the calendar year ended December 31, 2014, and $11,924 for the calendar year ended December 31, 2015 for general legal advice and help with the provision patent application filing.